UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
COCA COLA CO		1.800%	9/1/2016	$1,000,000	$1,000,926	$1,001,057
21ST CENTURY FOX AMER INC		8.000%	10/17/2016	402,000	407,924	407,627
TEVA PHARMACEUTICAL FIN CO		2.400%	11/10/2016	1,250,000	1,254,726	1,255,575
CVS HEALTH CORP		1.200%	12/5/2016	1,916,000	1,918,254	1,918,671
TRANSOCEAN INC		5.050%	12/15/2016	250,000	250,279	250,625
COMCAST CORP NEW		6.500%	1/15/2017	450,000	461,478	461,458
BERKSHIRE HATHAWAY INC DEL		1.900%	1/31/2017	503,000	505,688	505,538
GENERAL MILLS INC		5.700%	2/15/2017	500,000	511,981	512,393
MCDONALDS CORP MED TERM NT		5.300%	3/15/2017	1,000,000	1,024,578	1,025,917
PFIZER INC		1.100%	5/15/2017	642,000	643,489	642,435
AMGEN INC		1.250%	5/22/2017	500,000	500,832	500,671
PEPSICO INC		1.125%	7/17/2017	1,000,000	1,003,094	1,002,585
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	441,735	79,403
PHILIP MORRIS INTL INC		1.125%	8/21/2017	500,000	501,410	500,847
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,835,701	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	604,943	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,528,744	-

TOTAL INVESTMENTS IN FIXED INCOME				$16,843,769	$14,395,782	$10,064,802	9.66%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
DOUBLELINE TOTAL RETURN BOND I		226,010.04	$2,500,000	$2,474,810
FAIRHOLME FOCUSED INCOME FUND		68,685.46	750,000	745,924
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,676,092
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	218,083
PIMCO DYNAMIC CREDIT INCOME FUND		25,000.00	565,060	497,750
PIMCO DYNAMIC INCOME FUND COM		25,000.00	715,425	724,500
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,544,758
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	[3]	142,568.97	1,338,933	727,102
TOTAL BOND MUTUAL FUNDS			9,211,918	8,609,019	8.26%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE		20,000.00	255,572	218,400

TOTAL INTERNATIONAL EQUITIES			255,572	218,400	0.21%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	528,988	0.51%

Financial
FRANKLIN INCOME FUND ADVIS		119,047.62	250,000	264,286	0.25%

High Yield Bond
BLACKROCK FLOATING RATE O COM		1,500.00	19,596	20,310	0.02%

Large Cap Blend
COOK & BYNUM FUND	[3]	65,145.23	1,000,000	1,036,461
FEDERATED STRATEGIC VALUE DIVIDEND C		15,600.62	100,000	99,376
SELECTED AMERICAN SHARES D		2,059.31	100,000	71,561
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	127,716
YACKTMAN FUND SVC		24,771.08	506,985	562,303
			1,797,461	1,897,417	1.82%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		18,436.58	250,000	235,619
GOTHAM NEUTRAL INSTITUTIONAL		22,202.49	250,000	222,913
			500,000	458,532	0.44%

Mid Cap Blend
PROFESSIONALLY MANAGED AKR	[3]	10,855.41	250,000	275,619	0.26%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,574,670	1.51%

Precious Metals
SPDR GOLD SHARES	[3]	5,000.00	486,825	644,900
VANECK VECTORS GOLD MINERS		10,000.00	474,564	305,900
			961,389	950,800	0.91%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,198,760	1.15%

TOTAL SPECIALTY FUNDS			6,460,958	7,169,382	6.88%

TOTAL STOCK MUTUAL FUNDS			6,716,530	7,387,782	7.09%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$15,928,448	$15,996,801	15.35%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$250,000	$305,660
ELLIOTT ASSOCIATES LP CL A	[2,3]	2,000,000	4,116,721
ELLIOTT ASSOCIATES LP CL B	[2,3]	759,000	776,310
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,192,288
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	250,000	255,494
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,245,945
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,627,131
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,174,894
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	335,326
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,223,306	2,185,896
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	1,057,394
PRIVET FUND LP	[2,3]	1,000,000	1,181,232
SERENGETI MULTI SERIES LLC	[2,3]	74,959	168,946
STARK INVESTMENTS LP	[2,3]	49,590	126,065
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	10,956
TERRA ARGENTINE FUND LP SERIES I	[2,3]	50,000	85,658
TERRA ARGENTINE FUND LP SERIES II	[2,3]	75,000	131,289
TERRA ARGENTINE FUND LP SERIES III	[2,3]	75,000	114,699
TERRA ARGENTINE FUND LP SERIES IV	[2,3]	50,000	60,830
TRIARII CAPITAL PARTNERS LP	[2,3]	250,000	254,452
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,715,199	1,952,924
WALNUT INVESTMENT PARTNERS	[1,2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	500,000	526,702
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A9	[2,3]	100,000	102,516
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A10	[2,3]	100,000	102,776
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A11	[2,3]	100,000	103,185
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A12	[2,3]	100,000	102,939
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A13	[2,3]	100,000	106,075
TOTAL LIMITED PARTNERSHIPS		19,570,973	23,404,303	22.46%

TOTAL OTHER INVESTMENTS		$19,570,973	$23,404,303	22.46%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	3,500.00	FERRARI N V COM		$127,753	$158,095	0.15%

Consumer Durables & Apparel	1,500.00	TJX COS INC NEW COM		113,138	122,580	0.12%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A	[3]	368,756	274,000	0.26%

Hotels, Restaurants & Leisure	75,000.00	SEAWORLD ENTERTAINMENT INC COM		1,384,103	1,155,000	1.11%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,710	368,100
	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,149,750
				1,652,558	1,517,850	1.46%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	178,850	0.17%

TOTAL CONSUMER DISCRETIONARY				3,807,145	3,406,375	3.27%

CONSUMER STAPLES
Food & Staples Retailing	1,000.00	CVS HEALTH CORP COM		104,295	92,720
	2,500.00	WAL MART STORES INC COM		146,926	182,425
				251,221	275,145	0.26%

Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	129,440
	7,500.00	COCA COLA FEMSA S A B SPON		699,467	589,350
	2,000.00	CONSTELLATION BRANDS CL A		181,438	329,260
	3,500.00	GENERAL MILLS INC COM		122,082	251,615
	10,000.00	NESTLE S A SPONSORED ADR		396,900	802,300
	7,500.00	PEPSICO INC COM		617,894	816,900
	8,000.00	REYNOLDS AMERICAN INC COM		143,516	400,480
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	308,320
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	55,490
				2,423,940	3,683,155	3.53%

Household & Personal Products	11,500.00	PROCTER & GAMBLE CO COM		840,716	984,285	0.94%

TOTAL CONSUMER STAPLES				3,515,877	4,942,585	4.74%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY
Energy	44.00	CALIFORNIA RES CORP COM		613	451
	3,800.00	CHEVRON CORP		402,913	389,424
	5,404.00	EXXON MOBIL CORP COM		454,007	480,686
	8,000.00	HOLLYFRONTIER CORP COM		298,885	203,360
	4,800.00	OCCIDENTAL PETROLEUM COM		380,567	358,704
	3,500.00	PHILLIPS 66 COM		278,831	266,210
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	77,685
	2,000.00	SCHLUMBERGER LTD COM		144,832	161,040
				2,061,062	1,937,560	1.86%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	49,410
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	144,120
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	73,110
	3,000.00	WILLIAMS COS INC DEL COM		109,004	71,910
				556,415	338,550	0.32%

TOTAL ENERGY				2,617,477	2,276,110	2.18%

FINANCIALS
Banks	30,000.00	ALLY FINL INC COM		624,448	541,200
	3,000.00	BANK OF AMERICA CORP COM		50,497	43,470
	5,000.00	BB&T CORP COM		172,165	184,350
	12,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	96,600
	2,500.00	WELLS FARGO & CO DEL COM		113,117	119,925
				1,050,377	985,545	0.95%

Diversified Financials	5,000.00	ANNALY CAPITAL MGMT INC		82,125	54,900
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	360,675
	3,000.00	BLACKSTONE MTG TR INC COM		84,765	87,030
	2,000.00	CAPITAL ONE FINL CORP COM		134,530	134,160
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	1,159,565
	4,000.00	CARLYLE GROUP LP COM		111,750	69,120
	1,300.00	CME GROUP		71,797	132,912
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	285,600
	1,000.00	NEW YORK MTG TR INC COM PA		8,055	6,540
	30,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,299,803	1,392,600
	10,000.00	PAYPAL HLDGS INC COM	[3]	306,102	372,400
	6,500.00	THE BLACKSTONE GROUP LP		186,653	174,460
				4,061,169	4,229,962	4.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Insurance	1,500.00	AON PLC SHS CL A		121,687	160,605
	3,500.00	METLIFE INC COM		124,407	149,590
	2,500.00	TRAVELERS COMPANIES COM		203,356	290,550
	4,000.00	ZURICH INS GROUP LTD SPONS ARD		122,260	96,000
				571,710	696,745	0.67%

Real Estate	1,000.00	DIGITAL RLTY TR INC COM		58,864	104,460
	6,000.00	EASTERLY GOVT PPTYS COM		94,785	122,940
	1,000.00	GEO GROUP INC COM		32,717	34,610
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	224,900
	10,000.00	IRSA INVERSIONES Y REPRESENTACIONES		107,792	184,800
	75,000.00	KENNEDY-WILSON EUROPE REAL		1,316,761	990,796
	15,000.00	MEDICAL PPTYS TR INC COM		185,835	235,500
	2,000.00	OMEGA HEALTHCARE INVS COM		60,291	69,000
	500.00	W P CAREY & CO LLC COM		31,927	36,325
				2,042,077	2,003,331	1.92%

TOTAL FINANCIALS				7,725,333	7,915,583	7.60%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	170,380
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	387,700
	3,000.00	HOLOGIC INC COM	[3]	99,541	115,470
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	495,438
	4,000.00	QUEST DIAGNOSTICS INC COM		222,639	345,440
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	128,360
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,109	142,110
				1,215,276	1,784,898	1.71%

Pharmaceuticals & Biotechnology	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	341,400
	2,500.00	GILEAD SCIENCES INC COM		205,398	198,675
	3,000.00	ELI LILLY & CO COM		132,158	248,670
	2,000.00	MERCK & CO INC COM		106,332	117,320
	26,500.00	PFIZER INC COM		533,833	977,585
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	48,060
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	53,500
				1,281,221	1,985,210	1.91%

TOTAL HEALTH CARE				2,496,497	3,770,108	3.62%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	89,180
	12,500.00	ROLLS ROYCE HOLDINGS SPONS		143,217	130,875
				214,782	220,055	0.21%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	118,380.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	180,540
	6,000.00	US ECOLOGY INC COM		122,962	271,800
	500.00	WASTE MGMT INC DEL COM		17,412	33,060
				446,843	603,780	0.58%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	89,780	0.09%

TOTAL INDUSTRIALS				734,955	913,615	0.88%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	122,010	0.12%

Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	846,438
	15,000.00	CDK GLOBAL INC COM		691,038	866,850
	20,000.00	EBAY INC COM	[3]	456,398	623,200
	3,500.00	MICROSOFT CORP COM		87,412	198,380
	4,000.00	ORACLE CORP COM		110,847	164,160
				1,987,051	2,699,028	2.59%

Technology Hardware & Equipment	8,500.00	APPLE INC COM		743,685	885,785
	5,700.00	CISCO SYSTEMS INC COM		111,359	174,021
	2,500.00	CORNING INC COM		51,787	55,550
	15,000.00	EMC CORP MASS COM		400,864	424,200
	3,500.00	QUALCOMM INC COM		197,845	219,030
				1,505,540	1,758,586	1.69%

TOTAL INFORMATION TECHNOLOGY				3,565,928	4,579,624	4.39%

MATERIALS	3,000.00	BHP BILLITON LTD SPONSORED		85,333.00	89,070.00
	1,580.00	DOW CHEMICAL CO COM		81,482	84,798
	1,500.00	LYONDELLBASELL INDUSTRIES SHS		117,007	112,890
	2,000.00	RPM INTL INC COM		42,339	108,520
TOTAL MATERIALS				326,161	395,278	0.38%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	23,060
	3,000.00	AT&T CORP COM		84,046	129,870
	4,500.00	BCE INC COM		191,785	215,505
	3,000.00	ORANGE SPONSORED ADR		47,540	46,110
	10,000.00	SINGAPORE TELECOMM LTD ADR		290,885	312,900
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	45,820
	1,000.00	TELEFONICA BRASIL S.A.		28,025	15,140
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	65,304
	3,000.00	VODAFONE GROUP		84,945	92,700
TOTAL TELECOMMUNICATION SERVICES				920,883	946,409	0.91%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050	138,600
	500.00	AMERICAN STS WTR CO COM	19,159	21,600
	8,000.00	AMERIGAS PARTNERS LP COM	348,077	399,120
	4,759.00	CPFL ENERGIA S A SPONSORED	102,994	66,864
	6,500.00	DOMINION RES INC VA COM	330,756	507,130
	9,187.00	DUKE ENERGY CORP COM	582,959	786,316
	1,000.00	ENTERGY CORP NEW COM	69,388	81,390
	3,000.00	SOUTHERN CO COM	122,610	160,500
	2,256.00	WEC ENERGY GROUP INC COM	89,900	146,437
TOTAL UTILITIES			1,744,893	2,307,957	2.21%

TOTAL INVESTMENTS IN COMMON STOCKS			$27,455,149	$31,453,644	30.19%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $25 EXP 1/20/17	[3]	150	$33,098	$750
AMERICAN EXPRESS CALL OPTION, $60 EXP 1/19/18	[3]	25	16,288	23,000
SEAWORLD ENTERTAINMENT CALL OPTION, $20 EXP 1/20/17	[3]	50	6,397	250
TOTAL CALL OPTIONS			55,783	24,000	0.02%

PUT OPTIONS:
PEPSICO INC PUT OPTION, $100 EXP 10/21/16	[3]	75	6,191	5,475
SPDR S&P 500 TR PUT OPTION, $199 EXP 10/21/16	[3]	100	40,672	15,400
SPDR S&P 500 TR PUT OPTION, $200 EXP 10/21/16	[3]	250	42,468	41,000
SPDR S&P 500 TR PUT OPTION, $200 EXP 11/18/16	[3]	125	45,443	31,875
SPDR S&P 500 TR PUT OPTION, $203 EXP11/18/16	[3]	50	16,187	15,100
TOTAL PUT OPTIONS			150,961	108,850	0.10%

TOTAL INVESTMENTS IN OPTIONS			$206,744	$132,850	0.13%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BANK AMER CORP FLOATING RATE	300,000.00	$319,500	$326,906
CITIGROUP INC CALLABLE PFD	250,000.00	247,348	250,625
WACHOVIA CAP TRUST III CALLABLE PFD	500,000.00	487,500	500,000

TOTAL INVESTMENTS IN PREFERRED STOCKS		$1,054,348	$1,077,531	1.03%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
July 31, 2016

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$18,986,113	$18,986,113	18.22%

TOTAL INVESTMENTS - MARKET VALUE		101,116,044	97.04%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		3,086,123	2.96%

TOTAL NET ASSETS		$104,202,167	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $20 EXP 12/16/16	[3]	(300)	$(13,538)	$(15,000)
AMERISOURCEBERGEN CALL OPTION, $92.50 EXP 8/19/16	[3]	(20)	(6,269)	(300)
ANHEUSER BUSCH CALL OPTION, $130 EXP 9/16/16	[3]	(10)	(4,185)	(4,100)
AON PLC CALL OPTION, $115 EXP 10/21/16	[3]	(15)	(3,352)	(1,335)
APPLE INC CALL OPTION, $100 EXP 10/21/16	[3]	(15)	(5,242)	(9,300)
APPLE INC CALL OPTION, $105 EXP 1/20/17	[3]	(20)	(6,400)	(11,120)
BB&T CORP CALL OPTION, $35 EXP 9/16/16	[3]	(20)	(2,769)	(4,120)
BHP BILLITON LTD ADS CALL OPTION, $32 EXP 11/18/16	[3]	(30)	(4,514)	(4,350)
CAPITAL ONE FINL CALL OPTION, $75 EXP 9/16/16	[3]	(20)	(1,687)	(300)
CATO CORP NEW CALL OPTION, $40 EXP 10/21/16	[3]	(20)	(1,869)	(600)
CME GROUP INC CALL OPTION, $105 EXP 9/16/16	[3]	(10)	(2,535)	(1,100)
CONSTELLATION BRANDS CALL OPTION, $175 EXP 1/20/17	[3]	(10)	(5,284)	(5,500)
DAVITA INC CALL OPTION, $75 EXP 10/21/16	[3]	(25)	(6,836)	(9,750)
DIGITAL REALTY CALL OPTION, $115 EXP 10/21/16	[3]	(10)	(1,905)	(950)
DOMINION RES CALL OPTION, $82.50 EXP 1/20/17	[3]	(35)	(3,696)	(3,500)
DUKE ENERGY CO CALL OPTION, $85 EXP 10/21/16	[3]	(6)	(802)	(1,470)
ECOLAB INC CALL OPTION, $120 EXP 10/21/16	[3]	(10)	(2,334)	(2,850)
ENTERGY CORP CALL OPTION, $85 EXP 12/16/16	[3]	(10)	(1,335)	(1,200)
GENERAL MILLS CALL OPTION, $75 EXP 10/21/16	[3]	(15)	(1,702)	(1,680)
GENERAL MILLS CALL OPTION, $77.50 EXP 1/20/17	[3]	(20)	(2,389)	(2,720)
GILEAD SCIENCES CALL OPTION, $90 EXP 8/19/16	[3]	(5)	(922)	(40)
GILEAD SCIENCES CALL OPTION, $90 EXP 11/18/16	[3]	(5)	(1,762)	(660)
HOLOGIC INC CALL OPTION, $40 EXP 1/20/17	[3]	(30)	(3,254)	(4,950)
LABORATORY CORP OF AMER CALL OPT, $145 EXP 11/18/16	[3]	(10)	(2,835)	(2,800)
LYONDELLBASELL IND CALL OPTION, $85 EXP 9/16/16	[3]	(15)	(2,782)	(300)
MERCK & CO INC CALL OPTION, $57.50 EXP 1/20/17	[3]	(15)	(1,950)	(4,725)
METLIFE INC CALL OPTION, $42.50 EXP 9/16/16	[3]	(25)	(1,486)	(3,850)
NORFOLK SOUTHERN CALL OPTION, $95 EXP 12/16/16	[3]	(10)	(2,484)	(2,150)
PEPSICO INC CALL OPTION, $110 EXP 8/26/16	[3]	(25)	(3,086)	(2,025)
QUALCOMM INC CALL OPTION, $60 EXP 1/20/17	[3]	(20)	(2,469)	(9,660)
QUEST DIAGNOSTICS CALL OPTION, $90 EXP 11/18/16	[3]	(30)	(3,314)	(5,520)
SEATTLE GENETICS CALL OPTION, $48 EXP 12/16/16	[3]	(10)	(2,465)	(2,850)
SMUCKER J M CO CALL OPTION, $165 EXP 1/20/17	[3]	(20)	(5,169)	(4,400)
STERICYCLE INC CALL OPTION, $115 EXP 11/18/16	[3]	(20)	(7,669)	(1,200)
TEVA PHARMACEUTICAL CALL OPTION, $57.50 EXP 12/16/16	[3]	(10)	(1,785)	(2,140)
TIME WARNER INC CALL OPTION, $85 EXP 1/20/17	[3]	(150)	(27,518)	(22,500)
TJX COMPANIES CALL OPTION, $80 EXP 10/21/16	[3]	(15)	(2,977)	(5,850)
US ECOLOGY INC CALL OPTION, $50 EXP 9/16/16	[3]	(30)	(3,704)	(5,250)
VANECK VECTOR GOLD CALL OPTION, $23 EXP 9/16/16	[3]	(50)	(7,273)	(38,450)
VANECK VECTR GOLD CALL OPTION, $24 EXP 1/20/17	[3]	(50)	(9,423)	(38,750)
TOTAL CALL OPTIONS - LIABILITIES			(172,969)	(239,315)	-0.23%

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
ACUITY BRANDS PUT OPTION, $190 EXP 11/18/16	[3]	(15)	(17,976)	(1,350)
ALLY FINANCIAL INC PUT OPTION, $14 EXP 12/16/16	[3]	(50)	(3,423)	(1,250)
ALLY FINANCIAL INC PUT OPTION, $15 EXP 1/20/17	[3]	(50)	(8,423)	(2,750)
ALPHABET INC PUT OPTION, $600 EXP 1/20/17	[3]	(3)	(13,015)	(1,590)
ALPHABET INC PUT OPTION, $700 EXP 9/16/16	[3]	(6)	(18,530)	(1,200)
AMAZON COM INC PUT OPTION, $430 EXP 1/20/17	[3]	(4)	(12,594)	(464)
AMAZON COM INC PUT OPTION, $450 EXP 1/20/17	[3]	(3)	(9,445)	(525)
APPLE INC PUT OPTION, $85 EXP 1/20/17	[3]	(15)	(5,152)	(2,010)
AT&T INC PUT OPTION, $40 EXP 1/20/17	[3]	(20)	(3,969)	(1,960)
BHP BILLITON LTD PUT OPTION, $25 EXP 11/18/16	[3]	(20)	(3,509)	(2,000)
BLACKSTONE GROUP PUT OPTION, $21 EXP 9/16/16	[3]	(25)	(3,711)	(175)
BLACKSTONE GROUP PUT OPTION, $25 EXP 9/16/16	[3]	(20)	(5,469)	(800)
CATO CORP NEW PUT OPTION, $30 EXP 1/20/17	[3]	(30)	(3,134)	(1,800)
CELGENE CORP PUT OPTION, $80 EXP 1/20/17	[3]	(25)	(8,000)	(3,200)
CINTAS CORP PUT OPTION, $75 EXP 8/19/16	[3]	(20)	(5,969)	(100)
COMMSCOPE HLDG CO PUT OPTION, $19 EXP 8/19/16	[3]	(40)	(5,138)	(200)
DUKE ENERGY CO PUT OPTION, $77.50 EXP 1/20/17	[3]	(30)	(5,954)	(5,250)
DUKE ENERGY CO PUT OPTION, $80 EXP 1/20/17	[3]	(50)	(12,435)	(11,750)
GILEAD SCIENCES PUT OPTION, $75 EXP 1/20/17	[3]	(15)	(4,112)	(6,600)
GILEAD SCIENCES PUT OPTION, $75 EXP 11/18/16	[3]	(25)	(9,579)	(7,850)
HOLOGIC INC PUT OPTION, $30 EXP 1/20/17	[3]	(20)	(1,639)	(1,000)
INTEL CORP PUT OPTION, $25 EXP 10/21/16	[3]	(25)	(3,111)	(100)
IRON MOUNTAIN INC N PUT OPTION, $32.50 EXP 10/21/16	[3]	(30)	(2,839)	(300)
ISHARES MSCI EUROPE FINL PUT OPTION, $10 EXP 8/19/16	[3]	(8)	(148)	(160)
LYONDELLBASELL IND PUT OPTION, $70 EXP 9/16/16	[3]	(15)	(3,727)	(1,725)
METLIFE INC PUT OPTION, $35 EXP 9/16/16	[3]	(30)	(6,254)	(390)
QUEST DIAGNOSTICS PUT OPTION, $75 EXP 1/20/17	[3]	(15)	(3,262)	(1,725)
SOUTHWEST AIRLINES PUT OPTION, $33 EXP 1/20/17	[3]	(21)	(2,593)	(3,150)
SOUTHWEST AIRLINES PUT OPTION, $33 EXP 12/16/16	[3]	(30)	(3,404)	(3,450)
SPDR S&P 500 TR PUT OPTION, $185 EXP 10/21/16	[3]	(100)	(19,364)	(6,500)
SPDR S&P 500 TR PUT OPTION, $185 EXP 11/18/16	[3]	(125)	(22,057)	(14,750)
SPDR S&P 500 TR PUT OPTION, $190 EXP 10/21/16	[3]	(250)	(22,014)	(22,000)
SPDR S&P 500 TR PUT OPTION, $194 EXP 11/18/16	[3]	(50)	(10,173)	(9,600)
TJX COMPANIES PUT OPTION, $70 EXP 10/21/16	[3]	(15)	(3,277)	(750)
WHITEWAVE FOODS PUT OPTION, $35 EXP 10/21/16	[3]	(20)	(4,069)	(40)
TOTAL PUT OPTIONS - LIABILITIES			(267,467)	(118,464)	-0.11%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(440,436)	$(357,779)	-0.34%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2016

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2016

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2012 and thereafter are subject to possible future examinations by tax authorities.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2016

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

I.  Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2016

J.  Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of July 31, 2016.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2016

The following is a summary of the inputs used to value the Company’s investments as of July 31, 2016.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$10,064,802	$-	$-	$10,064,802
Mutual Funds
Bond Mutual Funds	8,609,019	-	-	8,609,019
Stock Mutual Funds	7,387,782	-	-	7,387,782
Other Investments
Limited Partnerships	-	-	23,404,303	23,404,303
Common Stocks
Common Stocks – Publicly Traded	31,586,494	-	-	31,586,494
Call Options	(239,315)	-	-	(239,315)
Put Options	(118,464)	-	-	(118,464)
Preferred Stocks	1,077,531	-	-	1,077,531
Cash and Cash Equivalents	18,986,113	-	-	18,986,113
Total Investments	$77,353,962	$-	$23,404,303	$100,758,265

The table below presents a reconciliation for the quarter ended July 31, 2016, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2015	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	7/31/2016
Other Investments
Limited
Partnerships	$22,620,053	$-	$663,954	$139,105	$1,046,578	$(675,420)	$(389,967)	$-	$23,404,303
Total Investments	$22,620,053	$-	$663,954	$139,105	$1,046,578	$(675,420)	$(389,967)	$-	$23,404,303

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2016, were as follows:

Gross appreciation (excess of value over tax cost)	$11,424,244
Gross depreciation (excess of tax cost over value)	(7,905,757)
Net unrealized appreciation	$3,518,487
Cost of investments for income tax purposes	$97,597,557

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2016

4.	OPTIONS WRITTEN

As of July 31, 2016, portfolio securities valued at $6,768,959 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	635	$156,773
Options written	3,811	712,469
Options terminated in closing purchase transactions	(1,220)	(188,701)
Options expired	(515)	(159,504)
Options exercised	(325)	(80,601)
Options outstanding at July 31, 2016	2,386	$440,436

5.	PLEDGED COLLATERAL

As of July 31, 2016, cash in the amount of $113,636 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,204,955 and have been assigned no value at July 31, 2016.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 22, 2016

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and
President
September 22, 2016